Acquisition (Details) - Schedule of consideration transferred - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2008
Schedule of consideration transferred [Abstract]
Cash paid at closing	$ 1,714	[1]		$ 1,714	[2]
Contingent consideration	2,009			2,009	[3]
Settlement of pre-existing relationship	45			45
Total fair value of consideration transferred	$ 3,768			$ 3,768

[1]	Includes $0.5 million of cash paid to an escrow that becomes payable to the selling shareholders of HelioHeat to the extent the funds are not used to offset certain costs incurred for the assumed customer projects. The amount is being treated as consideration transferred as the release of the funds is likely to occur.
[2]	Includes $0.5 million of cash paid to an escrow that becomes payable to the selling shareholders of HelioHeat to the extent the funds are not used to offset certain costs incurred for the assumed customer projects. The amount is being treated as consideration transferred as the release of the funds is likely to occur.
[3]	No change in the fair value of the contingent consideration was identified or recorded during the three months ended March 31, 2022.